Acquisition of Real Estate (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Schedule of Purchase Prices Allocations [Table Text Block]
The following table summarizes the Company's preliminary allocations of the purchase prices of assets acquired and liabilities assumed during 2014 which have yet to be finalized:

Preliminary Purchase Price Allocation
Land	$16,252,000
Building	120,983,328
Building improvements	3,192,975
Land improvements	13,753,490
Furniture and fixtures	3,341,114
In-place leases	4,170,018
Total	$161,692,925